Pension schemes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Schedule of Pension Expense Excluding Interest Amounts

The pension expense (excluding interest amounts) recognised in the income statement consists of:

	2020	2019	2018
	£m	£m	£m
Defined benefit pension expense	11	11	47
Defined contribution pension expense	114	109	95
Total	125	120	142

Schedule of Defined Benefit Pension Schemes

The amounts recognised in the income statement in respect of defined benefit pension schemes during the year are presented by major scheme as follows:

	2020			2019			2018
	UK	US	Total	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Service cost	21	3	24	21	3	24	27	9	36
Settlement and past service (credits)/cost	—	(13)	(13)	(8)	(5)	(13)	11	—	11
Defined benefit pension expense	21	(10)	11	13	(2)	11	38	9	47
Net interest on net defined benefit obligation	9	1	10	9	3	12	6	3	9
Net defined benefit pension expense	30	(9)	21	22	1	23	44	12	56

Summary of Defined Benefit Pension Expense

The significant valuation assumptions, determined for each major scheme in conjunction with the respective independent actuaries, are presented below. The net defined benefit pension expense for each year is based on the assumptions and scheme valuations set at 31 December of the prior year.

AS AT 31 DECEMBER	2020		2019		2018
	UK	US	UK	US	UK	US
Discount rate	1.45%	2.45%	2.05%	3.25%	2.85%	4.20%
Inflation	2.80%	2.50%	2.95%	2.50%	3.15%	2.50%

Summary of Average Life Expectancy Assumptions

Mortality assumptions make allowance for future improvements in longevity and have been determined by reference to applicable mortality statistics. The average life expectancy assumptions are set out below:

AS AT 31 DECEMBER 2020	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	86	86	89	88
Member currently aged 45 years	87	86	90	88

Amounts Recognised in the Statement of Financial Position in Respect of Defined Benefit Pension Schemes

6 Pension schemes (continued)

The amount recognised in the statement of financial position in respect of defined benefit pension schemes at the start and end of the year and the movements during the year were as follows:

	2020			2019
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Defined benefit obligation
At start of year	(4,251)	(1,018)	(5,269)	(3,772)	(1,040)	(4,812)
Service cost	(21)	(3)	(24)	(21)	(3)	(24)
Past service credits	—	13	13	8	5	13
Interest on pension scheme liabilities	(85)	(31)	(116)	(104)	(42)	(146)
Actuarial loss on financial assumptions	(492)	(99)	(591)	(495)	(116)	(611)
Actuarial gain/(loss) arising from experience assumptions	60	(13)	47	22	(5)	17
Contributions by employees	(8)	—	(8)	(9)	—	(9)
Liabilities transferred on settlement	—	—	—	—	65	65
Benefits paid	129	56	185	120	77	197
Exchange translation differences	0	33	33	—	41	41
At end of year	(4,668)	(1,062)	(5,730)	(4,251)	(1,018)	(5,269)

Fair value of scheme assets
At start of year	3,767	995	4,762	3,413	966	4,379
Interest income on plan assets	76	30	106	95	39	134
Return on assets excluding amounts included in interest income	291	135	426	304	166	470
Contributions by employer	63	7	70	66	6	72
Contributions by employees	8	—	8	9	—	9
Assets transferred on settlement	—	—	—	—	(65)	(65)
Benefits paid	(129)	(56)	(185)	(120)	(77)	(197)
Exchange translation differences	—	(34)	(34)	—	(40)	(40)
At end of year	4,076	1,077	5,153	3,767	995	4,762

Opening net deficit	(484)	(23)	(507)	(359)	(74)	(433)
Service cost	(21)	(3)	(24)	(21)	(3)	(24)
Net interest on net defined benefit obligation	(9)	(1)	(10)	(9)	(3)	(12)
Settlement and past service credits	—	13	13	8	5	13
Contributions by employer	63	7	70	66	6	72
Actuarial (losses)/gains	(141)	23	(118)	(169)	45	(124)
Exchange translation differences	—	(1)	(1)	—	1	1
Net pension obligation	(592)	15	(577)	(484)	(23)	(507)
Impact of asset ceiling	—	(47)	(47)	—	(13)	(13)
Overall net pension obligation	(592)	(32)	(624)	(484)	(36)	(520)

Summary of Net Pension Obligations and Net Pension Assets

A net pension asset has been recognised in relation to the US funded scheme after considering the guidance in IAS 19 – Employee Benefits and IFRIC 14. The split between net pension obligations and net pension assets is as follows:

	2020	2019
	£m	£m
Net pension asset recognised	47	45
Net pension obligation	(671)	(565)
Overall net pension obligation	(624)	(520)

Amounts Recognised in Statement of Comprehensive Income

6 Pension schemes (continued)

Amounts recognised in the statement of comprehensive income are set out below:

	2020	2019	2018
	£m	£m	£m
Gains and losses arising during the year:
Experience gains on scheme liabilities	47	17	6
Experience gains/(losses) on scheme assets	426	470	(273)
Actuarial (losses)/gains on the present value of scheme liabilities due to changes in:
– discount rates	(671)	(743)	242
– inflation	127	142	—
– other actuarial assumptions	(47)	(10)	(66)
	(118)	(124)	(91)
Net cumulative losses at start of year	(828)	(704)	(613)
Net cumulative losses at end of year	(946)	(828)	(704)

Summary of Fair Value of Scheme Assets

The major categories and fair values of scheme assets at the end of the reporting period are as follows:

FAIR VALUE OF SCHEME ASSETS	2020			2019
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Equities	1,563	10	1,573	1,358	126	1,484
Liability matching assets	1,499	1,052	2,551	1,414	850	2,264
Property funds and ground leases	706	—	706	715	—	715
Direct lending	204	—	204	182	—	182
Cash and cash equivalents	95	12	107	75	13	88
Other	9	3	12	23	6	29
Total	4,076	1,077	5,153	3,767	995	4,762

Sensitivity Analysis of Actuarial Assumptions	In particular, changes in assumptions for discount rates, inflation and life expectancies that are reasonably possible would have the following approximate effects on the defined benefit pension obligations:

£m
Increase/decrease of 0.25% in discount rate	257
Increase/decrease of 0.25% in the expected inflation rate	161
Increase/decrease of one year in assumed life expectancy	216